Loss per share - Schedule of Loss for Year (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Net loss attributed to shareholders	$ (22,414)	$ (15,193)	$ (39,799)	$ (28,897)
Weighted average number of shares in issue, basic (in shares)	67,321,079	65,916,269	67,080,368	65,612,565
Weighted average number of shares in issue, diluted (in shares)	67,321,079	65,916,269	67,080,368	65,612,565
Basic loss per share (in dollars per share)	$ (0.33)	$ (0.23)	$ (0.59)	$ (0.44)
Diluted loss per share (in dollars per share)	$ (0.33)	$ (0.23)	$ (0.59)	$ (0.44)